ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Jun. 30, 2022
ACCRUED EXPENSES AND OTHER LIABILITIES
Schedule of accrued expenses and other liabilities

	As of June 30,
	2022	2021
Accrued payroll and welfare	$3,713,311	$3,275,364
Accrued professional fees	—	926,362
VAT and other taxes payable	512,917	540,571
Accrued expenses	372,790	109,929
	$4,599,018	$4,852,226